Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	CARDINAL RESOURCES, INC.
Entity Central Index Key	0001520668
Document Type	8-K
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2013